UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2013

Semi-Annual Repor t

Western Asset

Institutional

AMT Free

Municipal

Money Market

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional AMT Free Municipal Money Market Fund

Fund objective

The Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional AMT Free Municipal Money Market Fund for the six-month reporting period ended February 28, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund	III

Investment commentary

Economic review

While the U.S. economy continued to grow over the six months ended February 28, 2013 (the “reporting period”), it did so at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% in the second quarter of 2012. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, this was a temporary uptick, as the Commerce Department reported that fourth quarter GDP growth was a weak 0.4%. Decelerating growth was largely driven by a reversal of the above factors, as private inventory investment and federal government spending weakened.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 8.1%. After falling to 7.8% in September 2012 the unemployment rate fluctuated between 7.8% and 7.9% over the next four months. While unemployment fell to 7.7% in February 2013, the lowest rate since December 2008, it was still high by historical standards. The number of longer-term unemployed continued to be a headwind for the economy, as roughly 40% of the 12 million people without a job have been out of work for more than six months.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales rose 0.8% on a seasonally adjusted basis in February 2013 versus the previous month and they were 10.2% higher than in February 2012. In addition, the NAR reported that the median existing-home price for all housing types was $173,600 in February 2013, up 11.6% from February 2012. This marked the twelfth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose in February to a 4.7 month supply at the current sales pace, it was 19.2% lower than in February 2012.

The manufacturing sector appeared to overcome a soft patch that occurred in the summer of 2012, only to experience another setback in November 2012. However, it then improved later in the period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, after expanding 34 consecutive months, the PMI fell to 49.7 in June 2012, prior to the beginning of the reporting period. This represented the first contraction in the manufacturing sector since July 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Manufacturing continued to contract in July and August before ticking up to 51.5 in September and 51.7 in October. The PMI fell back to contraction territory with a reading of 49.5 in November, its lowest level since July 2009. However, manufacturing again expanded over the next three months, with the PMI increasing to 54.2 in February 2013, its best reading since June 2011.

IV	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its June 2012 meeting, prior to the beginning of the reporting period, the Fed announced that it would continue its program of purchasing longer-term Treasury securities and selling an equal amount of shorter-term Treasury securities (often referred to as “Operation Twist”) until the end of 2012. In September, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities (“MBS”) on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. At its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency MBS, as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” As expected, at its meeting in March 2013, after the reporting period ended, the Fed said it would continue its asset purchase program. It also stated that “When the Committee decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2013?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.22%, its low over the six months ended February 28, 2013. It rose as high as 0.32% on October 22 and ended the period at 0.25%. The yield on the ten-year Treasury began the period at 1.57%, its low over the six-month reporting period. Ten-year Treasuries peaked at 2.05% on February 13 and ended the period at 1.89%.

Q. What factors impacted money market yields during the reporting period?

A. With the Fed keeping the federal funds rate at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the six months ended February 28, 2013.

Performance review

As of February 28, 2013, the seven-day current yield for Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund was 0.04% and the seven-day effective yield, which reflects compounding, was 0.04%.1

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional AMT Free Municipal Money Market Fund	V

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Institutional AMT Free Municipal Money Market Fund Yields as of February 28, 2013 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.04%	0.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.13%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2013

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Western Asset Institutional AMT Free Municipal Money Market Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph represents the composition of the Fund’s investments as of February 28, 2013 and August 31, 2012. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2012 and held for the six months ended February 28, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.02%	$1,000.00	$1,000.20	0.16%	$0.79	Institutional Shares	5.00%	$1,000.00	$1,024.00	0.16%	$0.80

[1]	For the six months ended February 28, 2013.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.5%
Alabama — 2.5%
Huntsville, AL, Health Care Authority, TECP	0.140%	4/2/13	$12,000,000	$12,000,000
Huntsville, AL, Health Care Authority, TECP	0.140%	4/3/13	6,075,000	6,075,000
Total Alabama				18,075,000
Alaska — 2.3%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.100%	4/1/29	16,635,000	16,635,000	(a)(b)
Arizona — 0.4%
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.150%	7/1/33	3,045,000	3,045,000	(a)(b)
California — 9.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.070%	8/1/38	100,000	100,000	(a)(b)
Pathways Home Health Hospice, LOC-U.S. Bank	0.110%	10/1/34	1,265,000	1,265,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.150%	1/1/37	3,690,000	3,690,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.170%	5/15/35	2,360,000	2,360,000	(a)(b)
Antelope Valley, CA, Community College District, GO, TRAN	2.000%	10/15/13	3,000,000	3,029,460
California EFA Revenue, Stanford University	0.080%	10/1/17	100,000	100,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.070%	9/1/38	1,000,000	1,000,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.130%	7/1/16	3,500,000	3,500,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.050%	12/1/16	4,200,000	4,200,000	(a)(b)
California MFA Revenue:
Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.070%	8/1/20	1,900,000	1,900,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.150%	6/1/37	2,255,000	2,255,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.100%	4/1/38	7,100,000	7,100,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	12,850,000	12,850,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	6,975,000	6,975,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Eastern Municipal Water District, Water & Sewer Revenue, COP:
SPA-Wells Fargo Bank N.A.	0.080%	7/1/30	$2,780,000	$2,780,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.080%	7/1/35	2,000,000	2,000,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.070%	9/1/51	200,000	200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.060%	7/1/35	11,800,000	11,800,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.100%	11/1/23	1,000,000	1,000,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	2,500,000	2,508,466
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.120%	4/1/39	515,000	515,000	(a)(b)
Total California				71,127,926
Colorado — 0.7%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.120%	12/1/15	1,505,000	1,505,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.130%	7/1/27	143,000	143,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.110%	10/1/30	2,760,000	2,760,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.150%	5/1/33	450,000	450,000	(a)(b)
Total Colorado				4,858,000
Connecticut — 1.5%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.100%	12/1/39	1,600,000	1,600,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.100%	7/1/30	3,500,000	3,500,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.100%	7/1/38	2,425,000	2,425,000	(a)(b)
Wesleyan University	0.080%	7/1/40	300,000	300,000	(a)(b)
Yale University	0.070%	7/1/35	300,000	300,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	1,248,000	1,251,253
Killingly, CT, GO, BAN	1.500%	5/1/13	1,200,000	1,202,460
Salem, CT, GO, BAN	1.000%	7/9/13	350,000	350,495
Total Connecticut				10,929,208

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	5

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.4%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.120%	5/15/37	$2,700,000	$2,700,000	(a)(b)
District of Columbia — 2.2%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.130%	12/1/37	5,650,000	5,650,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.130%	10/1/37	4,505,000	4,505,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.120%	2/1/48	5,785,000	5,785,000	(a)(b)
Total District of Columbia				15,940,000
Florida — 2.1%
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	1,465,000	1,475,310
Capital Outlay	5.000%	6/1/13	400,000	404,770
Capital Outlay	5.000%	6/1/13	200,000	202,395
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	685,000	696,482
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.110%	10/1/42	270,000	270,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.100%	11/15/26	2,000,000	2,000,000	(a)(b)
Adventist Health System	0.090%	11/15/32	300,000	300,000	(a)(b)
Manatee County, FL, Revenue, Refunding & Improvement	2.000%	10/1/13	100,000	100,966	(c)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.100%	11/15/32	2,600,000	2,600,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.090%	6/1/25	1,665,000	1,665,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	300,000	308,382
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.090%	7/1/37	1,570,000	1,570,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.210%	7/1/37	3,395,000	3,395,000	(a)(b)
Total Florida				14,988,305
Georgia — 1.5%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.100%	10/1/33	4,000,000	4,000,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.110%	7/1/22	$750,000	$750,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	200,000	200,000
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.120%	7/1/25	1,350,000	1,350,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.120%	11/1/23	2,215,000	2,215,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.120%	11/1/39	2,550,000	2,550,000	(a)(b)
Total Georgia				11,065,000
Illinois — 8.5%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.150%	1/1/27	2,000,000	2,000,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.110%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.130%	1/1/19	17,135,000	17,135,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.130%	11/1/30	700,000	700,000	(a)(b)
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.210%	2/1/34	6,355,000	6,355,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.110%	8/1/35	2,200,000	2,200,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.110%	10/1/30	6,725,000	6,725,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.110%	8/15/35	1,515,000	1,515,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.110%	10/1/37	10,000,000	10,000,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.130%	5/1/36	4,605,000	4,605,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.130%	10/1/39	1,600,000	1,600,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.110%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.110%	4/1/31	1,000,000	1,000,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	725,000	728,606
Total Illinois				62,013,606
Indiana — 3.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.110%	6/1/40	5,900,000	5,900,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	7

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.210%	2/1/23	$2,880,000	$2,880,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.120%	2/1/35	3,550,000	3,550,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.110%	2/1/37	1,000,000	1,000,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.100%	4/15/39	4,685,000	4,685,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.110%	5/1/34	2,815,000	2,815,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.070%	3/1/40	1,100,000	1,100,000	(a)(b)
Total Indiana				21,930,000
Iowa — 0.1%
Cedar Rapids, IA, GO	2.000%	6/1/13	150,000	150,659
Cedar Rapids, IA, GO	4.250%	6/1/13	595,000	600,984
Total Iowa				751,643
Kansas — 0.6%
Topeka, KS, GO, Notes	1.000%	10/1/13	4,635,000	4,637,951
Kentucky — 2.8%
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.110%	4/1/36	6,750,000	6,750,000	(a)(b)
Christian County, KY, Association of Counties Leasing Trust, Lease Program, LOC-U.S. Bank N.A	0.110%	4/1/37	75,000	75,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.110%	8/15/38	11,700,000	11,700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.110%	7/1/38	2,045,000	2,045,000	(a)(b)
Total Kentucky				20,570,000
Louisiana — 5.3%
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.110%	9/2/33	7,195,000	7,195,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.110%	9/2/39	12,255,000	12,255,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.120%	12/1/40	19,200,000	19,200,000	(a)(b)
Total Louisiana				38,650,000

See Notes to Financial Statements.

8	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Maine — 0.8%
Lewiston, ME, GO, Public Improvement	4.000%	2/15/14	$1,781,400	$1,842,850
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	3,600,000	3,657,259	(d)
Total Maine				5,500,109
Maryland — 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.110%	9/1/43	6,700,000	6,700,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.100%	7/1/36	2,220,000	2,220,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.130%	11/1/29	2,100,000	2,100,000	(a)(b)
Total Maryland				11,020,000
Massachusetts — 3.4%
Arlington, MA, GO, BAN	1.000%	11/15/13	826,329	830,656
Haverhill, MA, GO, State Aid Anticipation Notes	1.500%	6/14/13	520,258	521,573
Lawrence, MA, GO:
BAN	1.250%	9/1/13	4,000,000	4,011,203
BAN	1.000%	12/1/13	2,600,000	2,606,598
Massachusetts State DFA Revenue:
Boston University, LOC-Bank of Nova Scotia	0.090%	10/1/42	3,900,000	3,900,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	4,400,000	4,400,000	(a)(b)
Phillips Academy	5.000%	9/1/13	100,000	102,334
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.110%	10/1/33	2,105,000	2,105,000	(a)(b)
Massachusetts State HEFA Revenue, Partners Healthcare Systems\SPA-JPMorgan Chase	0.110%	7/1/27	4,000,000	4,000,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.090%	12/1/24	1,900,000	1,900,000	(a)(b)
Maynard, MA, GO, Municipal Purpose Loan	2.000%	2/1/14	305,000	309,488
Total Massachusetts				24,686,852
Michigan — 0.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.110%	1/1/26	2,500,000	2,500,000	(a)(b)
Minnesota — 0.0%
University of Minnesota, MN	5.000%	12/1/13	180,000	186,215
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	100,000	101,544
Total Minnesota				287,759

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	9

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 2.6%
Missouri State HEFA Revenue, BJC Health Systems	0.080%	5/15/38	$18,000,000	$18,000,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.170%	2/1/33	1,000,000	1,000,000	(a)(b)
Total Missouri				19,000,000
Montana — 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.120%	12/1/35	1,965,000	1,965,000	(a)(b)
New Hampshire — 0.4%
New Hampshire State HEFA Revenue, University System	0.100%	7/1/33	2,600,000	2,600,000	(a)(b)
New Jersey — 5.3%
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	1,303,000	1,305,275
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	125,000	125,611	(c)
Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional Facility Project	2.000%	10/1/13	500,000	504,226
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	560,000	562,678
Garfield, NJ, GO, BAN	1.000%	12/6/13	3,695,000	3,704,834
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,305,000	1,308,035
Highland Park, NJ, School District, GO, School Board Reserve Fund	2.000%	3/1/13	25,000	25,000
Hudson County, NJ, GO, BAN	1.000%	12/6/13	9,000,000	9,029,492
Hudson County, NJ, Improvement Authority Revenue:
BAN	1.500%	8/7/13	5,200,000	5,217,986
County Guaranteed Notes	1.125%	12/20/13	1,444,000	1,451,223
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.130%	10/1/22	2,000,000	2,000,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.100%	7/1/43	200,000	200,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	175,000	176,617
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.090%	7/1/32	5,600,000	5,600,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	350,000	351,557
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	4,025,000	4,036,917
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	1,465,292	1,472,433
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,130,000	1,141,104

See Notes to Financial Statements.

10	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Teaneck Township, NJ, Board of Education, GO, School Energy Savings, School Board Reserve Fund	2.000%	4/1/13	$135,000	$135,148
Wyckoff Township, NJ, School District, GO	2.000%	4/1/13	85,000	85,065	(c)
Total New Jersey				38,433,201
New York — 8.1%
Babylon, NY, GO, BAN	2.000%	9/1/13	4,500,000	4,538,414
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	1,490,000	1,495,942
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	2,000,000	2,004,973
Columbia County, NY, GO, BAN	1.000%	5/14/13	2,203,200	2,205,241
Cortland, NY, Enlarged City School District, GO, BAN	1.000%	6/28/13	5,675,000	5,686,068
Dobbs Ferry, NY, GO, BAN	1.000%	6/3/13	1,134,240	1,135,579
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	3,035,000	3,044,352
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	460,000	463,666
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	6,200,000	6,214,084
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,100,000	1,102,227
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.080%	6/1/48	5,000,000	5,000,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.100%	6/1/32	3,400,000	3,400,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.080%	4/1/29	1,000,000	1,000,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.080%	4/1/44	1,100,000	1,100,000	(a)(b)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.100%	7/1/31	1,900,000	1,900,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.100%	5/1/45	200,000	200,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	350,000	350,561
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	2,660,000	2,669,793
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	9,500,000	9,512,091
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	1,800,000	1,803,899
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	655,000	656,956
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.100%	11/1/35	500,000	500,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	11

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	$1,800,000	$1,803,695
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.100%	11/1/24	1,000,000	1,000,000	(a)(b)
Total New York				58,787,541
North Carolina — 9.5%
Asheville, NC, Limited Obligation	3.000%	4/1/13	200,000	200,440
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.090%	3/1/25	900,000	900,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue:
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.120%	11/1/38	5,000,000	5,000,000	(a)(b)
University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.110%	12/1/36	3,450,000	3,450,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Canterbury School Inc. Project, LOC-Branch Banking & Trust	0.120%	8/1/22	300,000	300,000	(a)(b)
Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.120%	12/1/31	9,330,000	9,330,000	(a)(b)
High Point University Project, LOC-Branch Banking & Trust	0.120%	5/1/30	1,950,000	1,950,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.120%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.120%	4/1/29	1,740,000	1,740,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.120%	6/1/36	4,985,000	4,985,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.090%	7/1/29	19,900,000	19,900,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.100%	3/1/35	7,200,000	7,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.100%	3/1/35	4,900,000	4,900,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.100%	2/1/34	6,400,000	6,400,000	(a)(b)
Total North Carolina				69,050,440
Ohio — 0.6%
Columbus, OH, GO	5.000%	7/1/13	720,000	731,467
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	750,000	751,565

See Notes to Financial Statements.

12	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.200%	11/1/25	$3,000,000	$3,000,000	(a)(b)
Ohio State, GO, Higher Education	5.000%	8/1/13	100,000	101,911
Total Ohio				4,584,943
Oklahoma — 0.0%
Oklahoma State Water Resource Board Revolving Fund Revenue, Master Trust	3.000%	4/1/13	235,000	235,548
Oregon — 0.6%
Deschutes County, OR, Administrative School District No. 1, GO:
AGM, School Board Guaranty	5.000%	6/15/13	780,000	790,734
School Board Guaranty	2.000%	6/15/13	360,000	361,761	(c)
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.100%	10/1/34	2,680,000	2,680,000	(a)(b)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	650,000	652,346
Total Oregon				4,484,841
Pennsylvania — 7.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.110%	6/1/32	6,415,000	6,415,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.110%	12/1/37	4,000,000	4,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.130%	1/1/28	1,900,000	1,900,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.120%	9/1/29	6,755,000	6,755,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.070%	8/1/22	2,500,000	2,500,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	425,000	426,652
Lehigh County, PA, General Purpose Authority Revenue, St. Lukes Hospital Bethlehem	5.250%	8/15/13	380,000	388,419	(d)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.120%	11/1/26	5,800,000	5,800,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	1,210,000	1,218,010	(c)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	800,000	800,000
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.110%	11/1/37	7,300,000	7,300,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.180%	8/1/26	1,700,000	1,700,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.110%	1/1/34	1,800,000	1,800,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	13

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.140%	11/1/18	$1,200,000	$1,200,000	(a)(b)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.090%	6/1/26	1,250,000	1,250,000	(a)(b)
Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.110%	3/1/27	4,015,000	4,015,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.110%	11/1/29	2,640,000	2,640,000	(a)(b)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East Obligated Group, LOC-Bank of New York Mellon	0.100%	11/15/28	2,600,000	2,600,000	(a)(b)
Total Pennsylvania				52,708,081
Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.110%	7/1/20	1,000,000	1,000,000	(a)(b)
South Carolina — 1.8%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	900,000	901,664
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,100,000	1,102,379
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	3,010,000	3,012,344
BAN	0.750%	12/2/13	725,000	725,591
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.090%	1/1/34	2,000,000	2,000,000	(a)(b)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	400,000	401,146
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.120%	6/1/35	4,350,000	4,350,000	(a)(b)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	500,000	500,000
Total South Carolina				12,993,124
Tennessee — 2.9%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/30	14,000,000	14,000,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/37	1,700,000	1,700,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/39	3,000,000	3,000,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	500,000	505,910

See Notes to Financial Statements.

14	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program	3.500%	5/1/13	$500,000	$502,714
Total Tennessee				21,183,624
Texas — 4.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital Hermann Health D-3, LOC-Northern Trust Co.	0.100%	6/1/29	2,400,000	2,400,000	(a)(b)
Methodist Hospital	0.100%	12/1/24	1,100,000	1,100,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.100%	12/1/41	110,000	110,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	365,000	372,851
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project	0.110%	5/15/48	100,000	100,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.130%	8/1/38	8,865,000	8,865,000	(a)(b)
San Antonio, TX, Water Revenue	3.000%	5/15/13	175,000	175,995
Texas State, GO:
Mobility Fund, Royal Bank of Canada	0.110%	4/1/30	6,250,000	6,250,000	(a)(b)
Veterans, LOC-Sumitomo Mitsui Banking	0.100%	12/1/42	1,000,000	1,000,000	(a)(b)
University of North Texas, TECP	0.180%	4/9/13	5,512,000	5,512,000
University of Texas, TX, Permanent University Fund Revenue	0.070%	7/1/38	4,000,000	4,000,000	(a)(b)
Total Texas				29,885,846
Vermont — 0.8%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.150%	7/1/37	6,000,000	6,000,000	(a)(b)
Virginia — 1.8%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue	0.110%	6/1/35	100,000	100,000	(a)(b)
Fairfax County, VA, GO	5.000%	6/1/13	150,000	151,795
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.120%	12/1/33	3,665,000	3,665,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	175,000	177,287
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.120%	1/1/35	6,550,000	6,550,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.120%	1/1/35	1,710,000	1,710,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	15

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia Beach, VA, Development Authority Facility Revenue	5.000%	7/15/13	$300,000	$305,174
Virginia Beach, VA, GO, Public Improvement	5.000%	5/1/13	155,000	156,223
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	400,000	401,861
Total Virginia				13,217,340
Washington — 1.3%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	175,000	177,763	(e)
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	415,000	415,000
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.080%	8/15/41	2,465,000	2,465,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.100%	5/1/28	5,375,000	5,375,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.120%	7/1/29	1,385,000	1,385,000	(a)(b)
Total Washington				9,817,763
Wisconsin — 2.3%
Franklin, WI, Public School District Revenue, BAN	1.500%	9/1/13	2,450,000	2,455,141
Madison, WI, Area Technical College, GO, Promissory Notes	2.000%	3/1/13	195,000	195,000
Madison, WI, GO, Promissory Notes	4.000%	10/1/13	600,000	613,125
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	435,000	436,571
Northeast, WI, Technical College District, GO, Promissory Notes	2.000%	4/1/13	150,000	150,219
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	1,800,000	1,804,789
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	1,525,000	1,530,135
West Bend, WI, Joint School District No. 1, GO, BAN	1.250%	4/1/13	1,230,000	1,230,994	(d)
Winnebago County, WI, GO, Promissory Notes	2.000%	4/1/13	1,880,000	1,882,727
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.100%	8/1/40	6,200,000	6,200,000	(a)(b)
Total Wisconsin				16,498,701
Wyoming — 0.1%
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.110%	1/1/14	500,000	500,000	(a)(b)
Total Investments — 99.5% (Cost — $724,857,352#)				724,857,352
Other Assets in Excess of Liabilities — 0.5%				3,325,067
Total Net Assets — 100.0%				$728,182,419

See Notes to Financial Statements.

16	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Western Asset Institutional AMT Free Municipal Money Market Fund

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	17

Western Asset Institutional AMT Free Municipal Money Market Fund

Summary of Investments by Industry† (unaudited)
Health care	23.5%
Education	22.2
General obligation	17.1
Industrial revenue	11.6
Public facilities	6.8
Water & sewer	5.8
Miscellaneous	3.4
Housing: multi-family	2.8
Transportation	2.0
Housing: single family	1.4
Utilities	0.9
Finance	0.8
Power	0.5
Other	0.5
Pollution control	0.5
Life care systems	0.2
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2013 and are subject to change.

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	48.2%
VMIG1	29.1
MIG1	5.0
P-1	3.5
SP-1	3.2
AA/Aa	2.2
AAA/Aaa	1.1
F1	0.7
A	0.1
NR	6.9
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

18	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investments, at value	$724,857,352
Cash	28,622
Receivable for securities sold	4,700,223
Interest receivable	794,222
Receivable for Fund shares sold	109,673
Prepaid expenses	49,457
Total Assets	730,539,549

Liabilities:
Payable for securities purchased	2,095,172
Payable for Fund shares repurchased	114,519
Investment management fee payable	43,410
Trustees’ fees payable	2,045
Distributions payable	1,562
Accrued expenses	100,422
Total Liabilities	2,357,130
Total Net Assets	$728,182,419

Net Assets:
Par value (Note 4)	$7,282
Paid-in capital in excess of par value	728,333,350
Overdistributed net investment income	(1)
Accumulated net realized loss on investments	(158,212)
Total Net Assets	$728,182,419

Shares Outstanding:
Institutional Shares	728,193,662

Net Asset Value:
Institutional Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Interest	$818,568

Expenses:
Investment management fee (Note 2)	1,010,837
Registration fees	50,365
Legal fees	48,267
Fund accounting fees	40,380
Shareholder reports	21,491
Audit and tax	19,639
Insurance	9,674
Trustees’ fees	6,977
Transfer agent fees	6,914
Custody fees	3,120
Miscellaneous expenses	4,171
Total Expenses	1,221,835
Less: Fee waivers and/or expense reimbursements (Note 2)	(566,458)
Net Expenses	655,377
Net Investment Income	163,191
Net Realized Loss from Investments	(1,665)
Increase in Net Assets from Operations	$161,526

See Notes to Financial Statements.

20	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2013 (unaudited), the Period Ended August 31, 2012 and the Year Ended May 31, 2012	2013	2012†	2012

Operations:
Net investment income	$163,191	$109,811	$1,079,852
Net realized gain (loss)	(1,665)	(77)	4,176
Increase in Net Assets From Operations	161,526	109,734	1,084,028

Distributions to Shareholders From (Note 1):
Net investment income	(163,191)	(109,811)	(1,079,852)
Decrease in Net Assets From Distributions to Shareholders	(163,191)	(109,811)	(1,079,852)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	205,954,630	172,498,365	1,117,512,718
Reinvestment of distributions	150,569	99,876	1,026,509
Cost of shares repurchased	(342,180,873)	(405,533,046)	(1,277,710,854)
Decrease in Net Assets From Fund Share Transactions	(136,075,674)	(232,934,805)	(159,171,627)
Decrease in Net Assets	(136,077,339)	(232,934,882)	(159,167,451)

Net Assets:
Beginning of period	864,259,758	1,097,194,640	1,256,362,091
End of period*	$728,182,419	$864,259,758	$1,097,194,640
* Includes overdistributed net investment income of:	$(1)	$(1)	$(1)

†	For the period June 1, 2012 to August 31, 2012.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2013[2,3]		2012[4]		2012[5]	2011[5]	2010[5]	2009[5]		2008[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.001	0.002	0.002	0.015		0.029
Net realized and unrealized gain (loss)	(0.000)	[6]	(0.000)	[6]	0.000 [6]	0.000 [6]	(0.001)	(0.000)	[6]	0.000	[6]
Total income from operations	0.000	[6]	0.000	[6]	0.001	0.002	0.001	0.015		0.029

Less distributions from:
Net investment income	(0.000)	[6]	(0.000)	[6]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—		—	—	—	(0.000)	[6]	(0.000)	[6]
Total distributions	(0.000)	[6]	(0.000)	[6]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[7]	0.02%		0.01%		0.10%	0.23%	0.15%	1.49%		2.98%

Net assets, end of period (millions)	$728		$864		$1,097	$1,256	$1,339	$2,015		$3,136

Ratios to average net assets:
Gross expenses	0.30%[8]		0.31%[8]		0.29%	0.28%	0.29%[9]	0.28%[9]		0.25%
Net expenses[10,11,12]	0.16	[8,13]	0.20	[8,13]	0.22	0.20	0.24 [9]	0.26	[9]	0.23
Net investment income	0.04	[8]	0.05	[8]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2013 (unaudited).

[4]	For the period June 1, 2012 through August 31, 2012.

[5]	For the year ended May 31.

[6]	Amount represents less than $0.001 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

22	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	23

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$724,857,352	—	$724,857,352

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

24	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	25

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Institutional Shares did not exceed 0.23%. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $566,458.

26	Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2013, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

At February 28, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a

Western Asset Institutional AMT Free Municipal Money Market Fund 2013 Semi-Annual Report	27

breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

28	Western Asset Institutional AMT Free Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional AMT Free Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Western Asset Institutional AMT Free Municipal Money Market Fund	29

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market

30	Western Asset Institutional AMT Free Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2012 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that its Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2014.

Western Asset Institutional AMT Free Municipal Money Market Fund	31

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the other funds with the same Lipper investment classification/objective at all asset levels and that its Contractual Management Fee is below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Institutional AMT Free

Municipal Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional AMT Free Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional AMT Free Municipal Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional AMT Free Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX014258 4/13 SR13-1903

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: April 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Institutional Trust

Date: April 25, 2013